Income tax expense - Reconciliation (Details) - GBP (£) £ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax expense
Loss before tax	£ 50	£ (94,375)	£ (245,224)	£ (12,322)
Corporation tax benefit at standard rate		17,931	46,593	2,341
Decrease in tax benefit from effect of expenses not deductible in determining taxable loss		(418)	(92)	(135)
Decrease in tax benefit from tax losses for which no deferred tax asset was recognised		£ (17,513)	£ (46,501)	(841)
Decrease in tax benefit arising from group relief tax reconciliation				(1,369)
Total tax expense				£ (4)